 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09088
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TEXAS CAPITAL VALUE FUNDS, INC.
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(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105 Austin, TX 78759
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(Address of principal executive offices) (Zip code)

Mark A. Coffelt, President
First Austin Capital Management, Inc.
6300 Bridgepoint Parkway, Building II, Suite 105 Austin, TX 78759
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(Name and address of agent for service)

Registrant's telephone number, including area code: (512)328-9321
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Date of fiscal year end: 09/30
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Date of reporting period: 06/30/05
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COMMON STOCK - 95.20%

CONSUMER DISCRETIONARY - 14.88%
Apparel & Accessory - 0.34%
Hartmarx*	21,000	211,470

Automobile Manufacturers - 0.34%
Toyota	3,000	214,470

Automotive Retail - 1.21%
Autozone*	8,200	758,172

Department Stores - 0.54%
Nordstroms	5,000	339,850

Education Services - 0.47%
Career Education Corp.*	8,000	292,880

Footwear - 0.41%
Deckers Outdoor*	8,000	196,800
Timberland*	1,600	61,952
		258,752

General Merchandise - 0.42%
Acme United	7,000	132,020
Dollar General	6,500	132,340
		264,360

Home Furnishings - 0.85%
Dixie Group Inc.*	15,000	264,150
Dorel Industries*	7,700	268,345
		532,495

Homebuilding - 2.41%
Centex Corp	3,500	247,345
Hovnanian*	10,200	665,040
MDC Holdings	7,290	599,602
		1,511,987

Hotels - 0.49%
Steiner Leisure*	8,300	307,681

Household Applicances - 0.61%
Black & Decker	4,000	359,400
Makita ADR	1,348	26,326
		385,726

Housewares - 0.77%
Yankee Candle	15,100	484,710

Leisure Products - 0.39%
Aldila	12,500	244,500

Motorcycle Manufacturers - 0.58%
Harley Davidson	7,400	367,040

Movies & Entertainment - 0.24%
IMAX*	15,000	149,100

Restaurants - 0.67%
McDonald's Corp.	5,000	138,750
Ruby Tuesday	10,900	282,310
		421,060

Retail – Apparel - 1.19%
Jos A Banks Clothiers*	7,700	333,410
Pacific Sunwear Calf.	18,000	413,820
		747,230

Retail - Computers & Electronics - 0.75%
Best Buy	5,000	342,750
Grupo Elektra SA ADR	4,400	130,240
		472,990

Retail - Home Improvements - 1.06%
Home Depot	17,200	669,080

Special Consumer Services - 0.99%
H&R Block	10,700	624,345

Specialty Stores - 0.15%
National Vision*	19,100	91,680

Total Consumer Discretionary		10,405,185

CONSUMER STAPLES - 10.00%
Distilleries - 1.17%
Diageo ADR	12,400	735,320

Food Distributors - 1.64%
Performance Food Group*	8,300	250,743
Sysco Corp.	21,600	781,704
		1,032,447

Household Products - 1.40%
Proctor & Gamble	16,700	880,925

Packaged Foods/Meats - 2.96%
Gruma ADR	31,000	288,300
Pilgrim's Pride	6,000	204,780
Sanderson Farms	2,400	109,056
Sara Lee	17,000	336,770
Seaboard	230	382,720
Smithfield Foods*	19,700	537,219
		1,858,845

Personal Products - 0.14%
Weider Nutrition*	20,000	89,400

Retail - Drugs - 1.53%
CVS	22,000	639,540
Walgreen	7,000	321,930
		961,470

Retail - Food - 0.16%
Smart & Final*	8,000	98,000

Soft Drinks - 0.99%
Coca-Cola Femsa	23,400	625,014

Total Consumer Staples		6,281,421

ENERGY - 12.18%
Coal & Consumer Fuels - 0.55%
Peabody Energy	6,600	343,464

Oil & Gas - Drilling - 1.53%
Ensco International	8,000	286,000
Pioneer Drilling*	28,700	437,962
Rowan*	8,000	237,680
		961,642

Oil & Gas Exploration Equipment - 0.20%
Mitcham Inds.*	15,000	128,250

Oil & Gas Exploration/Production - 3.71%
Berry Petroleum	5,000	264,400
Burlington Resources	4,000	220,960
Callon Petroleum	13,000	192,140
Chesapeake Energy	10,000	228,000
Devon Energy	5,000	253,400
Nexen	20,000	607,200
Petrochina ADR	4,300	315,835
Pioneer Nat Rsc	6,000	252,480
		2,334,415

Oil & Gas – Integrated - 3.15%
Chevron-Texaco	6,000	335,520
ConocoPhillips	6,000	344,940
Exxon Mobil	4,000	229,880
Occidental Petroleum	4,000	307,720
Petro-Canada	6,000	390,840
Petrokazakhstan, Inc.	5,000	182,900
Tesoro	4,100	190,732
		1,982,532

Oil & Gas - Refining/Marketing - 3.03%
Giant Industries*	18,300	658,800
Sunoco	5,100	579,768
Valero	4,000	316,440
Western Gas	10,000	349,000
		1,904,008

Total Energy		7,654,311

FINANCIALS - 13.66%
Diversified Financial Services - 1.99%
Bancolombia SA ADR	43,800	700,362
Bluegreen*	9,000	156,690
CitiGroup	8,500	392,955
		1,250,007

Diversified Banks - 1.16%
Bank of America	7,200	328,392
Toronto-Dominion	9,000	401,490
		729,882

Insurance - Life/Health - 0.41%
American Family	6,000	259,680

Insurance - Multi-Line - 1.70%
HCC Insurance	6,500	246,155
United Fire & Casualty	18,500	821,770
		1,067,925

Insurance - Property/Casualty - 4.80%
Allstate	15,000	896,250
American Physicians Cap*	8,600	319,490
Chubb Corp	4,000	342,440
First American Financial Corp	3,300	132,462
Kingsway Financial	15,000	255,300
State Auto Financial	15,000	465,600
W.R. Berkley	7,500	267,600
Zenith National Insurance	5,000	339,300
		3,018,442

Investment Banks & Brokerage - 0.49%
Goldman Sachs	3,000	306,060

Reinsurance - 0.72%
Partnerre Holdings	7,000	450,940

Thrifts & Mortgage Financing - 2.39%
Countrywide Credit	5,600	216,203
Doral Financial	16,400	271,256
Fed Nat'l Mtg.	4,400	256,960
Federal Home Loan Mortgage Co.	6,000	391,380
Fremont General	15,000	364,950
		1,500,749

Total Financials		8,583,685

HEALTH CARE - 17.86%
Biotechnology - 0.84%
Charles River Labs*	11,000	530,750

Health Care – Equipment - 2.06%
Analogic	4,729	237,963
Biosite*	5,500	302,445
Medtronic	5,000	258,950
Steris	13,800	355,626
Synovis Life Tech*	17,100	136,458
		1,291,442

Health Care – Facility - 4.31%
Community Health Sys*	12,000	453,480
Health Management Associates	30,000	785,400
Lifepoint Hospitals*	15,100	763,305
Medcath*	3,300	91,707
Psychiatric Solutions*	7,000	340,970
Triad Hospitals*	5,000	273,200
		2,708,062

Health Care - Managed Care - 2.92%
Cigna	2,300	246,169
Coventry Health*	15,200	1,075,400
UnitedHealth Group*	9,840	513,058
		1,834,627

Health Care – Services - 5.28%
Allied Healthcare Int'l*	20,000	141,600
Caremark RX*	24,200	1,077,384
Express Scripts Inc.*	8,000	399,840
Lab Corp of America*	16,500	823,350
Lincare Holdings*	6,200	253,580
Merge Technologies*	8,730	163,687
Pediatrix Medical Group	5,400	397,116
De Rigo Spa ADR*	8,000	56,000
Utah Medical Products	298	6,380
		3,318,937

Pharmaceuticals - 2.45%
Johnson & Johnson	12,700	825,500
Novartis AG ADR	9,400	445,936
Wyeth	6,000	267,000
		1,538,436

Total Health Care		11,222,254

INDUSTRIALS - 13.11%
Aerospace - Defense - 0.88%
Armor Holding*	4,000	158,440
L-3 Communications	4,000	306,320
United Industrial Corp.	2,500	89,350
		554,110

Airfreight & Logistics - 0.25%
TNT NV ADS	6,200	157,170

Building Products - 0.88%
CRH ADR	487	12,647
Elkcorp	7,800	222,690
Masco	4,000	127,040
USG*	4,500	191,250
		553,627

Commercial Printing - 0.29%
Quebecor World	9,300	182,838

Construction & Engineering - 0.59%
Michael Baker	20,700	369,702

Electrical Component - 0.19%
Labarge*	6,600	119,790

Industrial Conglomerates - 0.16%
Park-Ohio Industries*	6,000	100,740

Machinery - Construction & Farming - 1.65%
Gehl*	13,300	517,902
Titan International	37,000	517,260
		1,035,162

Industrial Machinery - 0.77%
Blount International*	23,600	393,884
Key Technology*	8,616	92,191
		486,075

Marine - 0.70%
OMI	16,000	304,160
Ship Finance International	1,460	27,609
Teekay Shipping	2,500	109,750
		441,519

Services - Diversified/Commercial - 0.38%
Choicepoint*	6,000	240,300

Services – Employment - 0.67%
Gevity HR	5,000	100,150
Resources Connection*	13,800	320,574
		420,724

Trade Companies & Distributors - 0.20%
Huttig Building Products*	11,800	128,738

Trucking - 5.49%
Amerco*	10,615	568,433
Arkansas Best	12,000	381,720
Celadon*	27,000	456,300
CNF Transportation Inc.	11,000	493,900
Frozen Food Express*	39,000	441,480
J.B. Hunt Transport	18,600	357,678
Smithway Motor Express*	20,900	114,950
Yellow*	12,500	635,000
		3,449,461

Total Industrials		8,239,956

MATERIALS - 2.62%
Chemicals - Agriculture/Fertilizer - 0.49%
Terra Industries*	38,000	258,780
Terra Nitrogen	1,800	49,500
		308,280

Chemicals - Commodities - 1.05%
Georgia Gulf	4,000	124,200
Sinopec Shanghai ADR	15,500	534,750
		658,950

Specialty Chemicals - 0.36%
Sigma-Alrich	4,000	224,160

Diverse Metal/Mining - 0.47%
Alliance Resource Partners	4,000	296,000

Paper Packaging - 0.03%
Mod Pac*	1,177	19,303

Steel - 0.23%
Mittel Steel 'A' ADR	6,000	142,440

Total Materials		1,649,133

OTHER HOLDINGS - 1.89%
Exchange Traded Funds - 1.89%
IShares MSCI Pac Jac	2,000	188,280
Ishares MSCI-Austria	41,600	997,984
		1,186,264

Total Other Holdings		1,186,264

TECHNOLOGY - 2.40%
Application Software - 0.43%
Intuit*	6,000	270,660

Internet Software & Services - 0.36%
Techteam Global*	17,500	226,450

Office Electronics - 0.50%
Canon ADR	6,000	315,780

Services - Data Processing - 1.10%
First Data	9,400	377,316
Per Se Technologies*	15,000	315,300
		692,616

Total Technology		1,505,506

TELECOMMUNICATIONS - 4.21%
Integrated Telecommunications Services - 2.83%
Alltel	6,500	404,820
Century Tel	17,000	588,710
Phillipine Long ADR	8,000	232,400
Quest Diagnostics	6,000	319,620
Rostelecom ADR	8,200	98,810
Telecom New Zealand-ADR	4,000	134,360
		1,778,720

Wireless Telecommunications Services - 1.38%
China Mobile HKG ADR	27,000	501,930
Jamdat Mobile*	6,000	166,080
Mobile Telesys	6,000	201,900
		869,910

Total Telecommunications		2,648,630

UTILITIES - 2.39%
Electric Utilities - 1.52%
Korea Electric Power	61,000	955,870

Independent Power Producers - 0.87%
AES*	33,500	548,730

Total Utilities		1,504,600

Total Equity Investments		59,825,355

SHORT STOCKS - -6.74%

CONSUMER DISCRETIONARY - 1.68%
Automobile Parts & Equipment - 0.78%
Hayes Lemmerz Int'l*	-18,000	-128,160
Visteon*	-60,000	-361,800
		-489,960

Broadcasting & Cable - 0.39%
Emmis Communications*	-5,000	-88,350
Sirius*	-24,000	-155,520
		-243,870

Distributors - 0.35%
Audiovox Corp.*	-14,000	-217,000

Retail - Internet - 0.16%
Alloy*	-20,000	-102,800

Total Consumer Discretionary		-1,053,630

FINANCIALS - 0.37%
Asset Management - 0.12%
Janus	-5,000	-75,200

Consumer Finance - 0.15%
Rewards Network*	-18,000	-97,200

Investment Banks & Brokerage - 0.10%
LaBranche*	-10,000	-63,000

Total Financials		-235,400

HEALTH CARE - 1.85%
Biotechnology - 1.14%
Arqule*	-28,500	-184,680
Enzo Biochem*	-5,000	-89,650
Imclone*	-2,500	-77,425
Immunogen*	-3,500	-20,265
Luminex*	-18,000	-177,120
Regeneron Pharm*	-20,000	-167,800
		-716,940

Health Care – Equipment - 0.05%
Conceptus*	-6,000	-33,900

Health Care – Services - 0.19%
Qwest Communications*	-32,000	-118,720

Pharmaceuticals - 0.46%
Discovery Labs*	-14,000	-102,060
Dusa Pharmaceuticals*	-10,000	-93,000
Hollis-Eden Pharm.*	-13,000	-96,200
		-291,260

Total Health Care		-1,160,820

INDUSTRIALS - 0.74%
Airlines - 0.26%
Airtran	-9,000	-83,070
Jetblue*	-4,000	-81,760
		-164,830

Electrical Component - 0.38%
Power One*	-38,000	-239,780

Services – Employment - 0.10%
On Assignment*	-12,590	-62,698

Total Industrials		-467,308

TECHNOLOGY - 2.09%
Communications Equipment - 0.58%
C-COR*	-15,000	-102,750
Network Equipment*	-20,000	-103,200
PC-Tel*	-20,000	-156,600
		-362,550

Computer Hardware - 0.31%
Pinnacle Systems*	-18,000	-99,000
Sun Microsystems*	-25,000	-93,250
		-192,250

Electronic Equipment - 0.02%
Universal Display*	-1,500	-15,420

IT Consulting & Servicing - 0.18%
Unisys Corp*	-17,500	-110,775

Semiconductor Equipment - 0.28%
Credence Systems*	-14,000	-126,700
LTX*	-10,000	-49,500
		-176,200

Semiconductors - 0.61%
Applied Micro Circuits*	-10,000	-25,600
Atmel Corp.*	-50,000	-118,000
Ess Technology*	-25,000	-105,250
Kopin*	-26,132	-133,273
		-382,123

Services - Data Processing - 0.12%
Electronic Data Systems	-4,000	-77,000

Total Technology		-1,316,318

Demand Notes - 5.43%	Par Value	Market Value

American Family Demand Note	2,229,669	2,229,669
(2.9487% 12-31-2031)
	1,182,108	1,182,108
Wisc Corp Cent Cr Union D No
(3.0000% 12-31-2031)

Total Demand Notes (cost $3,411,778)	3,411,778	3,411,778

Total Investments	100.63%	63,237,133

Liabilities in Excess of Other Assets	-0.63%	-393,979

Total Net Assets	100.00%	62,843,154.00

*Non-income producing security
ADR - American Depository Receipt

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal
Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal
Financial Officer of the registrant as required by Rule 30a-2(a)
under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of
1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the
undersigned, thereunto duly authorized.

Texas Capital Value Funds, Inc.

By:

/s/ Mark A. Coffelt
Mark A. Coffelt
President

Date: August 29, 2005